Document and Entity Information	Aug. 11, 2021
Cover [Abstract]
Entity Registrant Name	IEC ELECTRONICS CORP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0000049728
Document Type	8-K
Document Period End Date	Aug. 11, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-34376
Entity Tax Identification Number	13-3458955
Entity Address, Address Line One	105 Norton Street
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	14513
City Area Code	(315)
Local Phone Number	331-7742
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	IEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false